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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mason Capital Management, LLC
                 --------------------------------
   Address:      110 East 59th Street, 30th Floor
                 --------------------------------
                 New York, NY 10022
                 --------------------------------

Form 13F File Number: 28-10413
                         ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Grizzetti
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   (212) 771-1206
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ John Grizzetti            New York, New York      November 28, 2006
   ----------------------------     ------------------      -----------------
           [Signature]                 [City, State]              [Date]

/s/ by  John Grizzetti with Express Permission
        --------------

Report Type* (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



--------------------
* Reports Holdings for which confidential treatment is required.


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         29
                                        --------------------

Form 13F Information Table Value Total:      $812,227
                                        --------------------
                                            (thousands)


List of Other Included Managers:

NONE

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                                           FORM 13F INFORMATION TABLE



     Column 1              Column 2        Column 3   Column 4           Column 5         Column 6    Column 7        Column 8
--------------------     --------------    --------   --------  -----------------------   ----------  --------  -------------------
                                                        VALUE    SHRS OR           PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS      CUSIP    (X$1000)   PRN AMT   SH/PRN  CALL   DISCRETION  MANAGERS  SOLE  SHARED   NONE
--------------------     --------------    ---------  --------  --------   ------  ----   ----------  --------  ----  ------   ----
ALTRIA GROUP INC CMN     COMMON STOCK      02209S103  122,786   1,604,000  SH             SOLE                    X

ANNALY CAPITAL
MANAGEMENT, INC CMN      COMMON STOCK      035710409   29,565   2,250,000  SH             SOLE                    X

BIOMET INC. CMN          COMMON STOCK      090613100   16,095     500,000  SH             SOLE                    X

CALL/ADP (WWFAK) @
55    EXP01/19/2008      OPTIONS - CALLS   0530109AK    9,600      40,000  SH      CALL

CALL/MDT (MDTAM) @
65    EXP01/20/2007      OPTIONS - CALLS   5850019AM       50       6,600  SH      CALL

CALL/MDT(MDTAN) @
70    EXP01/20/2007      OPTIONS - CALLS   5850009AN       82      30,620  SH      CALL

CALL/MMC (MMCAG) @
35    EXP01/20/2007      OPTIONS - CALLS   5710009AG       92       6,131  SH      CALL

CALL/MO (MOCR) @
90    EXP03/17/2007      OPTIONS - CALLS   0220009CR    1,313      29,175  SH      CALL

CALL/MO (MOCS) @
95    EXP03/17/2007      OPTIONS - CALLS   0220009CS    1,250     100,000  SH      CALL

CF INDUSTRIES
HOLDINGS, INC. CMN       COMMON STOCK      125269100   24,473   1,433,700  SH             SOLE                    X

COMVERSE TECHNOLOGY
INC (NEW) CMN            COMMON STOCK      205862402   29,266   1,365,000  SH             SOLE                    X

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DOW-JONES & CO INC CMN   COMMON STOCK      260561105   91,609   2,731,331  SH             SOLE                    X

ELAN CORP PLC (ADR)
ADR CMN                      ADR           284131208   19,500   1,250,000  SH             SOLE                    X

ENERGY PARTNERS LTD CMN  COMMON STOCK      29270U105   34,127   1,384,474  SH             SOLE                    X

FILENET CORP CMN         COMMON STOCK      316869106   23,336     670,000  SH             SOLE                    X

GOLD KIST INC. CMN       COMMON STOCK      380614107   19,442     932,929  SH             SOLE                    X

GOLDEN ENTERPRISES CMN   COMMON STOCK      381010107    1,924     557,582  SH             SOLE                    X

HUDSON CITY BANCORP
INC CMN                  COMMON STOCK      443683107   29,235   2,206,400  SH             SOLE                    X

INCO LIMITED CMN         COMMON STOCK      453258402   93,545   1,226,500  SH             SOLE                    X

KANSAS CITY
SOUTHERN CMN             COMMON STOCK      485170302   34,138   1,250,000  SH             SOLE                    X

KAISER ALUMINUM
CORP CMN                 COMMON STOCK      483007704   43,453     980,000  SH             SOLE                    X

MARSH & MCLENNAN CO
INC CMN                  COMMON STOCK      571748102   13,805     490,400  SH             SOLE                    X

MCAFEE INC CMN           COMMON STOCK      579064106   49,434   2,021,000  SH             SOLE                    X

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MDS INC CMN              COMMON STOCK      55269P302   27,205   1,588,145  SH             SOLE                    X

NOVAGOLD RESOURCES
INC. CMN                 COMMON STOCK      66987E206    6,747     430,000  SH             SOLE                    X

OCCULOGIX, INC. CMN      COMMON STOCK      67461T107      635     305,112  SH             SOLE                    X

TELEPHONE & DATA SYS
INC CMN                  COMMON STOCK      879433100   56,722   1,347,310  SH             SOLE                    X

TRUMP ENTMT RESORTS
INC CMN                  COMMON STOCK      89816T103   32,588   1,921,466  SH             SOLE                    X

WTS/CONSECO, INC.        WARRANT EXP
27.6000 EXP09/10/2008     9/10/2008        208464123      213     130,741  SH             SOLE                    X

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